Segmented Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Segment Information

Year ended December 31, 2022 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	2,077	5,660	43	7,780
Purchased power	—	3,724	—	3,724
Operation, maintenance and administration	445	739	74	1,258
Depreciation, amortization and asset removal costs	509	448	9	966
Income (loss) before financing charges and income tax expense	1,123	749	(40)	1,832

Capital investments	1,209	899	24	2,132

Year ended December 31, 2021 (millions of dollars)	Transmission	Distribution	Other	Consolidated
Revenues	1,824	5,359	42	7,225
Purchased power	—	3,579	—	3,579
Operation, maintenance and administration	397	658	57	1,112
Depreciation, amortization and asset removal costs	485	428	9	922
Income (loss) before financing charges and income tax expense	942	694	(24)	1,612

Capital investments	1,320	787	18	2,125
Total Assets by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	18,778	18,138
Distribution	11,893	11,487
Other	786	758
Total assets	31,457	30,383
Total Goodwill by Segment:

As at December 31 (millions of dollars)	2022	2021
Transmission	157	157
Distribution	216	216
Total goodwill	373	373